Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Revenue, After Sales and Eliminations Between Related Parties Resulting from Consolidation	For the years ended December 31, 2024, 2023 and 2022, revenues were as follows:

	2024	2023	2022
From the sale of goods associated to Cemex’s main activities 1	$15,732	16,103	14,293
From maritime trade and the sale of other goods and services 2	468	451	413

	$16,200	16,554	14,706

1	During the reported periods, revenues recognized over time under construction contracts were not significant.

2
Refers mainly to trade maritime transactions of cement and clinker carried by Cemex’s trading unit, among other minor revenues generated by subsidiaries not individually significant operating in different lines of business.

Summary of Changes in the Balance of Contract Liabilities with Customers	For the years ended December 31, 2024, 2023 and 2022 changes in the balance of contract liabilities with customers were as follows:

	2024	2023	2022
Opening balance of contract liabilities with customers	$384	293	257
Increase during the period for new transactions	476	801	1,083
Decrease during the period for exercise or expiration of incentives	(576)	(717)	(1,045)
Currency translation effects	(15)	7	(2)

Closing balance of contract liabilities with customers	$269	384	293

For the years 2024, 2023 and 2022, any costs capitalized as contract fulfillment assets and released over the contract life according to IFRS 15,
Revenues from contracts with customers
were not significant.